Retirement Benefit Plans - Components of Net Pension Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Net Periodic Benefit Cost
Service cost	$ 0.2	$ 0.3	$ 0.4
Interest cost	$ 18.1	$ 18.3	$ 18.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Expected return on plan assets	$ (30.7)	$ (30.7)	$ (30.1)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Settlements	$ 0.0	$ 0.0	$ 0.1
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of prior service cost	$ 0.2	$ 0.1	$ 0.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of unrecognized actuarial loss	$ 2.8	$ 3.5	$ 2.8
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Net periodic (income) benefit expense	$ (9.4)	$ (8.5)	$ (7.9)
Foreign [Member]
Net Periodic Benefit Cost
Service cost	20.9	18.1	15.5
Interest cost	$ 12.4	$ 14.2	$ 15.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Expected return on plan assets	$ (24.2)	$ (24.4)	$ (22.5)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Settlements	$ (2.4)	$ (2.2)	$ (2.6)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of prior service cost	$ 0.9	$ (3.1)	$ (4.4)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of unrecognized actuarial loss	$ 0.4	$ 0.6	$ (2.2)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Net periodic (income) benefit expense	$ 8.0	$ 3.2	$ (0.5)